Consolidated Statements of Cash Flows Parenthetical - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 0	$ 35,772	$ 25,976	$ 208,053